ACCOUNTING POLICIES	12 Months Ended
Apr. 30, 2018
Disclosure Of Accounting Policies Explanatory [Abstract]
ACCOUNTING POLICIES

NOTE 2 ACCOUNTING POLICIES

The principal accounting policies applied in these financial statements are set out below.

Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB) and interpretations issued by the International Financial Reporting Interpretations Committee (IFRIC). Furthermore, the recommendation RFR 1, Supplementary accounting regulations for Groups, issued by the Swedish Financial Reporting Board, has been applied.

The preparation of financial statements in conformity with IFRS requires the use of certain critical estimates for accounting purposes. It also requires management to exercise its judgment in applying the Group's accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

The Group’s accounting policies

Changes in accounting policies

New policies 2017/18

None of the standards and interpretations required for the first time for the financial year that began on May 1, 2017 had a material impact on the consolidated financial statements.

New IFRS standards and interpretations effective financial year 2018/19 or later that may impact Oasmia’s financial reporting:

IFRS 15 Revenue from Contracts with Customers

This standard comes into force on January 1, 2018 and will thus be applied by Oasmia as from the financial year 2018/2019.

The standard first and foremost replaces IAS 18 Revenue, which is the standard that has regulated the reporting of revenues so far. Under IFRS 15 the basic principle for when a revenue may be recognized is when the acquiring party can use a good or can draw benefit from a service, while IAS 18 concentrates more on when risk is transferred from the vendor to the purchaser. IFRS 15 also requires considerably more disclosures than IAS 18.

When it is introduced, IFRS 15 shall also be applied retroactively to previous periods in accordance with one of the following methods:

•	Complete retroactive application to previous periods.
•	The combined effect of a first application is reported as an adjustment of the opening balance of equity.

Oasmia has applied the second method, that is to only adjust the opening balance of equity. The impact of this adjustment on equity involves a decrease in equity of approximately MSEK 1.5.

IFRS 9 Financial instruments

This standard came into force on January 1, 2018, which means it will be applied by Oasmia as from the financial year 2018/2019.

IFRS 9 Financial Instruments replaces IAS 39 and concerns the reporting of financial assets and liabilities. As regards the classification and measurement of financial instruments IFRS 9 involves simplifications compared to IAS 39. To assess how financial instruments are to be reported under IFRS 9, the company shall take into account the contractual cash flows and the business model within which the instrument is held.

One effect of IFRS 9, compared to IAS 39, is that credit losses will be reported earlier. The criteria for hedge accounting have also been changed.

The introduction of this standard has not had any significant impact on Oasmia’s financial reports.

IFRS 16 Leases

This standard will come into force on January 1, 2019, which means that it will be applied by Oasmia as from the financial year 2019/2020.

IFRS 16 states that at the beginning of a leasing agreement the lessee shall recognize the right to use the leased assets in the balance sheet and at the same time a leasing liability shall be recognized. As far as Oasmia is concerned, this will primarily mean that the lease agreements that are now reported as operational lease agreements will be reported in the balance sheet. Depreciation will be applied to the assets during the time they are used and leasing rates will be recognized as part-payment of the leasing liability and as an interest expense in the income statement.

The leasing liability may also be revalued during the duration of the contract depending on whether certain circumstances, such as new leasing terms and conditions, are introduced.

However, there will be two exceptions. Leased assets of a low value and short-term leasing (with a duration of no more than 12 months) will be exempted from the obligation to capitalize the right to use an asset and to enter the expected leasing payments as a liability.

It is estimated that the balance sheet total will consequently increase by approximately MSEK 20-25. It will also mean that expenses of approximately MSEK 6-7 per year, which are now reported in the income statement under Other external expenses, will be recognized as depreciation and as interest expenses.

None of the other standards and interpretations which have not yet come into force are expected to have a material impact on the Group.

Subsidiaries

Subsidiaries are companies where the Parent Company has a controlling interest. The Parent Company has a controlling interest in a company when it is exposed to or is entitled to variable return from its holding in the company and is able to affect the return through its controlling interest in the company.

Subsidiaries are included in the consolidated accounts as from the day on which the controlling interest is transferred to the Group. They are excluded from the consolidated accounts as from the day on which the controlling interest ends.

The acquisition method is applied to the recognition of acquisitions of subsidiaries. This means that acquired assets and liabilities are initially measured at fair value. If a deviation then arises against the acquisition cost, this is recognized as goodwill in the consolidated balance sheet when the deviation is positive and in the income statement if it is negative.

Eliminations are made for intra-Group transactions and balance-sheet items, and for unrealized gains on transactions between Group companies.

Translation of foreign currencies

The Parent Company uses SEK as its functional currency and reporting currency. Transactions in foreign currency are translated to the functional currency according to the exchange rates on the transaction date. Translation profits or losses arising from payments for such transactions and from translation of monetary assets and liabilities in foreign currency at closing day exchange rates are recognized in operations. Currency gains and losses arising from the translation of bank accounts in foreign currencies are recognized under Net financial items.

Individual subsidiaries have another functional currency than SEK. In the presentation of the consolidated balance sheet the current rate method is used, whereby assets and liabilities are translated to the closing day rate of exchange while revenues and expenses are translated using the average exchange rate for the year. The translation differences that thus arise are recognized in other comprehensive income.

Segment reporting

An operating segment is a part of a company that conducts business activities from which revenues can be generated and costs can be incurred, and for which independent financial information is available. Furthermore, the operating results of the segment are reviewed on a regular basis by the company’s chief operating decision maker as the basis for the decision on allocation of resources to the segment and the evaluation of its result. The Group management has been identified as the chief operating decision maker. Group management assesses the business as a whole, that is as one segment, and therefore does not include information by segment in the accounts. Note 4 reports the division of revenues into product groups and geographic markets as well as the value of non-current assets in Sweden and in other countries. Information is also provided about the customer structure in the same note.

Property, plant and equipment

Property, plant and equipment are recognized at acquisition cost, with deductions for depreciation. The acquisition cost includes expenses directly attributable to the acquisition of the asset.

Additional expenses are added to the carrying amount of the asset or are recognized as a separate asset, depending on what is most suitable, only when it is probable that the future economic benefits connected with the asset will accrue to the Group and the acquisition cost of the asset can be measured in a reliable way. The carrying amount of the replaced part will be removed from the balance sheet. All other types of repairs and maintenance are recognized as expenses in the income statement in the period in which they arise.

Assets are depreciated on a straight-line basis in order to distribute their acquisition cost to the calculated residual value over the calculated utilization period, as follows:

• Vehicles	3-5 years

• Inventories and production equipment	5-15 years

• Leasehold improvements	20 years

The residual values and utilization period of the assets are reviewed at every closing day and are adjusted as required. A carrying amount of an asset is immediately depreciated to its recoverable amount if the carrying amount exceeds its estimated recoverable amount. Profits and losses from divestments are established by a comparison between the sales revenue and the carrying amount and are recognized in Other operating income or Other operating expenses.

Intangible assets

Capitalized development costs

Expenditures for research are expensed immediately. Development costs which are attributable to production and tests of novel or improved products are capitalized to the extent that they are expected to generate future economic benefits. Oasmia capitalizes development costs consisting of the company’s work on clinical trials in phase III for the product candidates Paclical/Apealea and Paccal Vet and for which all the preconditions for capitalization pursuant to IAS 38 have been met.

It is the assessment of the company that it is technically possible to complete the product candidates and make them available for sale, and that the beginning of a phase III study is the earliest time when all criteria for capitalization can be met. This assessment is made in the light of several factors.

Both products are based on a well-known and well-documented substance, paclitaxel, and Oasmia’s own excipient XR17. The Company can therefore reuse data for both product candidates when applying for market approval and this can potentially lead to a shorter path to approval.

The company has both the resources and the competence to itself produce these two products for the clinical studies preceding a phase III study. Production takes place in approved premises with employed personnel.

The company both intends and is able to sell these products in various markets, both through existing distributors or through its own sales channels.

The oncology markets for both humans and pets are both large and growing, which means that the company assesses that it is possible that these products will be able to generate considerable economic benefits in the future.

Other development costs are recognized as an expense as and when they arise. Development costs previously recognized as an expense are not capitalized as an asset in subsequent periods. Straight-line amortization is applied to capitalized development costs over the period in which the expected benefits are expected to accrue to the company, and is begun when a normal level of commercial sales to end customers has been achieved..

Acquired research projects

The Group has acquired a research project that is still in a pre-clinical phase. This has been capitalized at acquisition cost minus any impairment.

Other intangible assets

The Group capitalizes fees to authorities for patents to the extent they are expected to generate future economic benefits. They are recognized at acquisition cost, reduced by the accumulated amortizations. Amortization is performed on a straight-line basis in order to distribute the cost over the estimated utilization period. The estimated utilization period for patents is a maximum of 20 years.

The capitalized patent expenses comprise registration costs such as initial expenses for e.g. authorities and legal fees. The gain or loss arising when an intangible asset is divested or disposed of is determined as the difference between the settlements received and the carrying amount and is recognized in Other operating income or Other operating expenses.

Inventories

Inventories are recognized at the lowest of acquisition cost and net realizable value. The acquisition cost is established by using the first in, first out method (FIFO).

The acquisition cost for Raw materials and necessities consists of the purchase price invoiced by the supplier. The acquisition cost for Work in progress and for Finished goods consists of the costs for the constituent raw materials, with a mark-up for manufacturing costs and quality control costs.

The net realizable value is the estimated sales price in the operating activities, with deductions for applicable variable selling expenses.

Impairment of non-financial assets

The capitalized development costs and the capitalized research projects which are not yet current are not amortized, but are instead evaluated annually for any impairment needs. Group management performs an estimation of the expected utilization period of the assets at every financial statement. If there are indications that an asset’s value has diminished, the recoverable amount of the asset is determined. This amount is the highest net realizable value of the asset, with deductions for selling expenses and its value in use. The asset is amortized down to the recoverable amount via the income statement. In order to establish the impairment need, the assets are grouped into cash generating units, which is the smallest group of assets that enables positive cash flows that are essentially independent of the cash flow from other assets or groups of assets. The Group presently has no assets with indeterminable utilization periods.

Financial instruments

Financial instruments are agreements that give rise to a financial asset or liability. Financial assets are cash, equity instruments in other companies and such agreements that give entitlement to cash or other financial assets. Financial liabilities are agreements that oblige the company to pay cash or other financial assets to another company.

This means that there are several receivables and liabilities that are not financial instruments. For example receivables or liabilities that can be expected to be settled other than in cash or through other financial assets are not dealt with in accordance with the accounting principles that apply to financial instruments. The same applies to receivables or liabilities that are not based on agreements.

Financial instruments are recognized in the statement of financial position when Oasmia is one of the parties in the conditions of the agreement governing the instrument. A financial asset is removed from the statement of financial position when the rights in the agreement are terminated, as they have been realized or Oasmia loses control of them. A financial liability is removed from the statement of financial position when the obligation in the agreement has been fulfilled or in some other way ceases to apply.

Each time a report is drawn up an assessment is made as to whether there are circumstances indicating that a financial asset needs to be written down. If there is a need for impairment, the amount written down is identified in the income statement.

Oasmia’s financial instruments are reported at fair value or at amortized cost:

•	Fair value is the price that would be obtained if an asset were sold or paid in the settling of a liability in an orderly transaction between knowledgeable and independent parties.

•	Amortized cost is the value at which the asset or liability was valued when it was acquired plus or minus certain adjustments in value.

Financial instruments are divided into different categories depending on their nature and the method used in their valuation. Oasmia reports its financial instruments in two such categories:

•	Loans receivable and accounts receivable

This category includes:

–  Cash and cash equivalents valued at nominal value. Where they are denominated in a currency other than SEK, they are translated at the closing day rate of exchange.

–  Accounts receivable, other current receivables and accrued revenues are valued at amortized cost.

•	Financial liabilities valued at amortized cost

This category includes:

–  Borrowings which are valued at nominal value as they have a short duration.

– Convertible loans.

–  Accounts payable and accrued expenses valued at the value they are expected to be paid at.

For further disclosures on Oasmia’s financial instruments, please see Note 18 Financial instruments and financial risks.

Share capital

Common shares are classified as equity. Transaction costs which can be attributed directly to new share issues or warrants are recognized, net after tax, in equity as a deduction from the funds generated by the issue.

Relative to a bond loan, a convertible loan provides both the right to receive interest and the opportunity to receive a certain number of shares instead of repayment of the loan. This additional benefit means that the interest rate of the convertible loan is lower than the market interest rate for an equivalent bond loan. The fair value of the benefit Oasmia receives due to the lower interest rate is recorded, after a deduction for issue expenses, directly against equity.

Income tax

Tax revenues and expenses are constituted by current and deferred tax. Current tax is the tax calculated on the taxable income of each legal entity in the Group for the current or a previous period. Deferred tax is tax on temporary differences between assets’ and liabilities’ carrying amount and tax base. A deferred tax revenue also arises to the extent that the tax effect of loss carry-forward is entered as a deferred tax asset. However, a deferred tax asset is only recognized to the extent that there are convincing reasons that a future taxable surplus will be available, against which the deferred tax asset can be offset. As it is not yet possible to reliably calculate when Oasmia will achieve such a surplus, no deferred tax assets have been recognized.

Employee benefits

Current remuneration

Current remuneration to employees is calculated without discounting and is recognized as an expense when the services concerned are obtained.

Pension obligations

The Group has defined contribution pension plans. A defined contribution plan is a pension plan under which the Group pays fixed contributions to a separate legal entity. The Group has no legal or constructive obligations to pay further contributions if this legal entity does not hold sufficient assets to pay all employee benefits relating to employee service in the current and prior periods. Defined contribution pension plan obligations are recognized as employee benefits as and when they are earned by employees carrying out services for the company in any given period. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available to the Group.

Severance pay

Severance pay is awarded when notice is given to an employee by Oasmia before the normal pension date, or when an employee accepts voluntary resignation in exchange for such payments. The Group recognizes severance pay when it is obliged either to give notice to the employee according to a detailed formal plan without the possibility of recall, or to pay remuneration when notice is given as a result of an offer made to encourage voluntary resignation. Benefits which are due more than 12 months after closing day are discounted to the present value.

Revenue recognition

Revenues comprise the fair value of what has been received or will be received for sold goods, services and necessities as a result of the Group’s business operations. Revenue is recognized without value added tax, and after elimination of intra-Group sales. The Group recognizes revenue when the amount can be measured in a reliable manner, it is likely that future economic benefits will accrue to the Group and certain criteria have been fulfilled for each of the business activities of the Group described below.

a) Sales of goods

Revenues from sales of goods are recognized at the time when they are delivered to customers, licensees or distributors. This is the time when ownership rights are transferred to the recipient of the goods.

Sales of goods during the year have consisted of deliveries to Oasmia’s Russian partner, Hetero. These have been recognized as revenue upon delivery, that is when ownership rights to and control over the goods have been transferred to Hetero, at a price corresponding to Oasmia’s production costs.

(b) Distribution rights and profit sharing

Hetero has acquired from Oasmia the rights to sell some of Oasmia’s products in certain countries. Oasmia received a one-time payment for these rights during the year. The one-time payment is recognized as royalty revenue in its entirety when it is assessed that the conditions for receiving payment have been met.

When Hetero has sold the goods, profits are shared, which means that the profit is first calculated according to a procedure specified in the agreement with Hetero, whereby production and distribution costs are deducted from the net sales price. The profit thus calculated is then equally divided between Hetero and Oasmia. This profit sharing is recognized in the income statement as royalty when ownership rights have been transferred to a third party.

(c)  Contract assignments

Contract assignments carried out are recognized as revenue to the extent that they have been completed at the end of the reporting period, that is by gradual revenue recognition.

(d)  Sale of necessities

Oasmia sells necessities, in the form of sterile water that has been produced in the company’s facility, to other companies. The resulting revenues are recognized upon delivery.

Leasing

Leasing whereby a significant part of the risks and benefits of ownership is retained by the lessor is classified as operational leasing. Payments made during the lease term (after deduction of any incentives from the lessor) are carried as an expense in the income statement on a straight-line basis over the term of the lease. Oasmia has no financial leasing.

Dividends

Dividends paid to the Parent Company's shareholders are recognized as liabilities in the consolidated financial statements in the period in which the dividends are approved by Parent Company shareholders.

Cash flow

Cash flow statements are prepared using the indirect method.